Financial Instruments	12 Months Ended
Sep. 30, 2012
Financial Instruments [Abstract]
Financial Instruments
(7) FINANCIAL INSTRUMENTS

Hedging Activities
As of September 30, 2012, the notional amount of foreign currency hedge positions was approximately $2.1 billion, while commodity hedge contracts totaled approximately 66 million pounds of copper and aluminum. All derivatives receiving deferral accounting are cash flow hedges. The majority of hedging gains and losses deferred as of September 30, 2012 are expected to be recognized over the next 12 months as the underlying forecasted transactions occur. Gains and losses on foreign currency derivatives reported in other deductions, net reflect hedges of balance sheet exposures that do not receive deferral accounting. Amounts included in earnings and Other Comprehensive Income follow:

		Gain (Loss) to Earnings			Gain (Loss) to OCI
		2010	2011	2012	2010	2011	2012
	Location
Foreign currency	Sales	$(5)	11	3	11	2	16
Foreign currency	Cost of sales	6	22	5	30	(16)	42
Commodity	Cost of sales	42	52	(42)	44	(58)	43
Foreign currency	Other deductions, net	117	9	45
Total		$160	94	11	85	(72)	101

Regardless of whether derivatives receive deferral accounting, the Company expects hedging gains or losses to be essentially offset by losses or gains on the related underlying exposures. The amounts ultimately recognized will differ from those presented above for open positions, which remain subject to ongoing market price fluctuations until settlement. Derivatives receiving deferral accounting are highly effective and no amounts were excluded from the assessment of hedge effectiveness. Hedge ineffectiveness was immaterial in 2012, 2011 and 2010.

Fair Value Measurements
As of September 30, 2012, the fair value of commodity contracts and foreign currency contracts was reported in other current assets. There was no collateral posted with, and no collateral held from, counterparties as of September 30, 2012. The maximum collateral that could have been required was $2. The estimated fair value of long-term debt was $5,088 and $5,276, respectively, as of September 30, 2012 and 2011, which exceeded the carrying value by $741 and $673, respectively. Valuations of derivative contract positions as of September 30 follow:

	2011		2012
	Assets	Liabilities	Assets	Liabilities
Foreign Currency	$17	48	31	8
Commodity	$—	83	9	7